HEAT 2006-7 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jan 2, 2007 14:48 Page 1 of 3
Number Total
of Scheduled % of
Original Loan to Value Ratios Loans Balance Group
<= 50.00 55 8,795,977 2.1
50.01 - 55.00 30 6,052,015 1.5
55.01 - 60.00 47 9,331,612 2.3
60.01 - 65.00 62 11,639,343 2.8
65.01 - 70.00 100 20,471,852 5.0
70.01 - 75.00 285 50,009,945 12.2
75.01 - 80.00 879 155,976,010 37.9
80.01 - 85.00 206 42,076,194 10.2
85.01 - 90.00 356 73,114,930 17.8
90.01 - 95.00 71 13,655,544 3.3
95.01 - 100.00 365 20,233,697 4.9
Total: 2,456 411,357,119 100.0
Max: 100.00
Min: 10.69
Wgt Avg: 80.13
Number Total
of Scheduled % of
Scheduled Balance Loans Balance Group
0.01 - 50,000.00 246 7,863,821 1.9
50,000.01 - 100,000.00 436 33,522,791 8.1
100,000.01 - 150,000.00 512 64,800,995 15.8
150,000.01 - 200,000.00 487 85,141,718 20.7
200,000.01 - 250,000.00 297 66,484,711 16.2
250,000.01 - 300,000.00 227 61,862,710 15.0
300,000.01 - 350,000.00 115 37,302,494 9.1
350,000.01 - 400,000.00 91 34,269,717 8.3
400,000.01 - 450,000.00 31 12,913,966 3.1
450,000.01 - 500,000.00 7 3,355,300 0.8
500,000.01 - 550,000.00 4 2,037,301 0.5
550,000.01 - 600,000.00 2 1,181,868 0.3
600,000.01 >= 1 619,727 0.2
Total: 2,456 411,357,119 100.0
Max: 619,726.78
Min: 12,366.38
Avg: 167,490.68
Number Total
of Scheduled % of
FICO Credit Scores Loans Balance Group
451 - 475 2 152,249 0.0
476 - 500 5 842,790 0.2
501 - 525 56 9,682,166 2.4
526 - 550 101 18,539,528 4.5
551 - 575 137 24,603,695 6.0
576 - 600 285 49,985,647 12.2
601 - 625 592 86,318,157 21.0
626 - 650 483 84,103,301 20.4
651 - 675 343 58,535,194 14.2
676 - 700 213 39,253,080 9.5
701 - 725 123 20,871,746 5.1
726 - 750 51 8,675,770 2.1
751 - 775 46 6,697,147 1.6
776 - 800 18 3,040,126 0.7
801 - 825 1 56,523 0.0
Total: 2,456 411,357,119 100.0
Min: 458
Max: 809
Wgt Avg: 631
Number Total
of Scheduled % of
Original Balance Loans Balance Group
0.01 - 50,000.00 244 7,767,001 1.9
50,000.01 - 100,000.00 438 33,619,611 8.2
100,000.01 - 150,000.00 512 64,800,995 15.8
150,000.01 - 200,000.00 486 84,942,083 20.6
200,000.01 - 250,000.00 295 65,936,786 16.0
250,000.01 - 300,000.00 229 62,310,829 15.1
300,000.01 - 350,000.00 115 37,253,375 9.1
350,000.01 - 400,000.00 92 34,618,277 8.4
400,000.01 - 450,000.00 31 12,913,966 3.1
450,000.01 - 500,000.00 7 3,355,300 0.8
500,000.01 - 550,000.00 4 2,037,301 0.5
550,000.01 - 600,000.00 2 1,181,868 0.3
600,000.01 - 650,000.00 1 619,727 0.2
Total: 2,456 411,357,119 100.0
Max: 620,000.00
Min: 12,400.00
Avg: 167,892.20
Number Total
of Scheduled % of
Current Mortgage Rate Loans Balance Group
0.01 - 5.50 1 198,283 0.0
5.51 - 6.00 8 1,634,645 0.4
6.01 - 6.50 46 10,444,322 2.5
6.51 - 7.00 223 45,456,581 11.1
7.01 - 7.50 326 60,081,250 14.6
7.51 - 8.00 430 82,438,199 20.0
8.01 - 8.50 364 68,033,439 16.5
8.51 - 9.00 333 61,295,475 14.9
9.01 - 9.50 192 33,191,883 8.1
9.51 - 10.00 155 22,965,270 5.6
10.01 - 10.50 66 9,646,279 2.3
10.51 - 11.00 58 4,877,990 1.2
11.01 - 11.50 81 3,287,058 0.8
11.51 - 12.00 108 4,657,349 1.1
12.01 - 12.50 43 2,298,295 0.6
12.51 - 13.00 16 622,082 0.2
13.01 - 13.50 5 207,733 0.1
14.01 - 14.50 1 20,986 0.0
Total: 2,456 411,357,119 100.0
Max: 14.45
Min: 5.39
Wgt Avg: 8.25
Number Total
of Scheduled % of
Occupancy Status Loans Balance Group
Primary 2,299 380,657,991 92.5
Second Home 21 4,550,815 1.1
Investor 136 26,148,313 6.4
Total: 2,456 411,357,119 100.0
HEAT 2006-7 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jan 2, 2007 14:48 Page 2 of 3
Number Total
of Scheduled % of
Original Term to Stated Maturity Loans Balance Group
121 - 180 149 6,810,180 1.7
181 - 240 18 1,567,886 0.4
241 - 300 3 762,075 0.2
301 - 360 2,286 402,216,978 97.8
Total: 2,456 411,357,119 100.0
Max: 360.
Min: 180.
Wgt Avg: 356.
Number Total
of Scheduled % of
Remaining Term to Stated Maturity Loans Balance Group
121 - 180 149 6,810,180 1.7
181 - 240 18 1,567,886 0.4
241 - 300 3 762,075 0.2
301 - 360 2,286 402,216,978 97.8
Total: 2,456 411,357,119 100.0
Max: 357.
Min: 165.
Wgt Avg: 351.
Number Total
of Scheduled % of
State Loans Balance Group
California 301 80,330,404 19.5
Florida 308 55,427,313 13.5
Illinois 169 29,919,686 7.3
Arizona 142 25,325,083 6.2
New York 78 20,284,258 4.9
Washington 113 18,805,952 4.6
Oregon 91 15,620,484 3.8
Maryland 70 13,629,731 3.3
Nevada 69 12,967,075 3.2
Colorado 99 12,673,607 3.1
Virginia 73 12,516,129 3.0
New Jersey 44 9,361,329 2.3
Ohio 93 8,354,739 2.0
Connecticut 42 7,766,986 1.9
Texas 70 7,168,449 1.7
Other 694 81,205,893 19.7
Total: 2,456 411,357,119 100.0
Number Total
of Scheduled % of
Purpose Loans Balance Group
Purchase 1,031 129,585,274 31.5
Refinance - Rate Term 183 32,936,383 8.0
Refinance - Cashout 1,242 248,835,462 60.5
Total: 2,456 411,357,119 100.0
Number Total
of Scheduled % of
Documentation Type Loans Balance Group
Full 1,509 228,249,302 55.5
Reduced 358 61,345,045 14.9
Stated Income / Stated Assets 586 120,962,769 29.4
No Income / No Assets 3 800,003 0.2
Total: 2,456 411,357,119 100.0
Number Total
of Scheduled % of
Maximum Rate Loans Balance Group
9.51 - 13.00 258 55,699,093 17.0
13.01 - 13.50 245 43,853,380 13.4
13.51 - 14.00 288 58,811,607 17.9
14.01 - 14.50 266 51,601,785 15.7
14.51 - 15.00 263 48,903,959 14.9
15.01 - 15.50 159 28,880,408 8.8
15.51 - 16.00 121 21,029,732 6.4
16.01 - 16.50 55 10,731,068 3.3
16.51 - 17.00 38 5,704,685 1.7
17.01 - 17.50 14 1,926,626 0.6
17.51 - 18.00 4 434,248 0.1
18.01 >= 3 394,703 0.1
Total: 1,714 327,971,294 100.0
Max: 18.990
Min: 10.625
Wgt Avg: 14.185
Number Total
of Scheduled % of
Minimum Rate Loans Balance Group
<= 4.50 9 1,717,784 0.5
4.51 - 6.00 38 7,959,435 2.4
6.01 - 6.50 35 7,604,139 2.3
6.51 - 7.00 170 33,730,268 10.3
7.01 - 7.50 250 46,988,070 14.3
7.51 - 8.00 332 66,243,407 20.2
8.01 - 8.50 285 54,733,218 16.7
8.51 - 9.00 247 48,579,107 14.8
9.01 - 9.50 153 28,393,921 8.7
9.51 - 10.00 115 19,479,713 5.9
10.01 - 10.50 47 8,021,214 2.4
10.51 - 11.00 21 2,991,162 0.9
11.01 - 11.50 7 944,386 0.3
11.51 - 12.00 2 214,672 0.1
12.01 - 12.50 3 370,799 0.1
Total: 1,714 327,971,294 100.0
Max: 12.200
Min: 2.250
Wgt Avg: 8.115
Number Total
of Scheduled % of
Margin Loans Balance Group
0.01 - 4.00 44 9,225,514 2.8
4.01 - 4.50 24 5,267,024 1.6
4.51 - 5.00 68 14,175,493 4.3
5.01 - 5.50 401 86,172,744 26.3
5.51 - 6.00 405 80,362,827 24.5
6.01 - 6.50 399 69,990,897 21.3
6.51 - 7.00 166 29,100,161 8.9
7.01 - 7.50 93 15,634,575 4.8
7.51 - 8.00 70 10,684,348 3.3
8.01 - 8.50 28 5,263,980 1.6
8.51 - 9.00 12 1,786,691 0.5
9.01 - 9.50 3 230,472 0.1
9.51 - 10.00 1 76,567 0.0
Total: 1,714 327,971,294 100.0
Max: 9.63
Min: 2.25
Wgt Avg: 5.95
HEAT 2006-7 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jan 2, 2007 14:48 Page 3 of 3
Number Total
of Scheduled % of
Property Type Loans Balance Group
Single Family Residence 1,901 305,856,235 74.4
Condo 130 18,854,383 4.6
2 Family 122 27,768,840 6.8
3-4 Family 47 12,445,135 3.0
PUD 256 46,432,527 11.3
Total: 2,456 411,357,119 100.0
Number Total
of Scheduled % of
Months to Rate Reset Loans Balance Group
4 - 6 2 257,481 0.1
7 - 9 4 739,151 0.2
10 - 12 2 414,197 0.1
13 - 15 27 5,048,533 1.5
16 - 18 465 91,121,314 27.8
19 - 21 861 168,894,170 51.5
25 - 27 3 467,555 0.1
28 - 30 106 17,508,100 5.3
31 - 33 206 35,287,576 10.8
37 >= 38 8,233,218 2.5
Total: 1,714 327,971,294 100.0
Max: 56
Min: 4
Wgt Avg: 22
Number Total
of Scheduled % of
Periodic Rate Cap Loans Balance Group
1.00 1,499 286,035,023 87.2
1.50 205 40,067,942 12.2
2.00 10 1,868,329 0.6
Total: 1,714 327,971,294 100.0
Max: 2.00
Min: 1.00
Wgt Avg: 1.07
Number Total
of Scheduled % of
Initial Rate Cap Loans Balance Group
1.00 2 398,061 0.1
1.50 183 36,046,183 11.0
2.00 405 87,434,024 26.7
3.00 1,101 199,362,857 60.8
5.00 13 2,747,385 0.8
6.00 10 1,982,784 0.6
Total: 1,714 327,971,294 100.0
Max: 6.00
Min: 1.00
Wgt Avg: 2.60
HEAT 2006-7 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jan 2, 2007 14:49 Page 1 of 3
Number Total
of Scheduled % of
Original Loan to Value Ratios Loans Balance Group
<= 50.00 101 13,093,395 2.0
50.01 - 55.00 33 6,662,170 1.0
55.01 - 60.00 66 10,944,843 1.7
60.01 - 65.00 101 22,226,453 3.4
65.01 - 70.00 134 27,370,063 4.2
70.01 - 75.00 364 84,099,227 13.0
75.01 - 80.00 1,194 320,910,223 49.7
80.01 - 85.00 258 61,409,614 9.5
85.01 - 90.00 173 51,375,468 8.0
90.01 - 95.00 50 11,867,105 1.8
95.01 - 100.00 429 35,726,032 5.5
Total: 2,903 645,684,592 100.0
Max: 100.00
Min: 12.90
Wgt Avg: 79.34
Number Total
of Scheduled % of
Scheduled Balance Loans Balance Group
0.01 - 50,000.00 168 6,720,484 1.0
50,000.01 - 100,000.00 517 38,658,716 6.0
100,000.01 - 150,000.00 486 60,248,863 9.3
150,000.01 - 200,000.00 455 80,260,044 12.4
200,000.01 - 250,000.00 329 73,441,675 11.4
250,000.01 - 300,000.00 237 64,557,899 10.0
300,000.01 - 350,000.00 153 49,703,175 7.7
350,000.01 - 400,000.00 115 42,770,852 6.6
400,000.01 - 450,000.00 122 52,172,187 8.1
450,000.01 - 500,000.00 131 62,558,181 9.7
500,000.01 - 550,000.00 64 33,588,888 5.2
550,000.01 - 600,000.00 48 27,524,052 4.3
600,000.01 >= 78 53,479,578 8.3
Total: 2,903 645,684,592 100.0
Max: 1,149,999.99
Min: 19,977.33
Avg: 222,419.77
Number Total
of Scheduled % of
FICO Credit Scores Loans Balance Group
451 - 475 4 519,299 0.1
476 - 500 7 1,247,484 0.2
501 - 525 170 29,263,883 4.5
526 - 550 225 45,074,097 7.0
551 - 575 272 55,371,225 8.6
576 - 600 361 67,617,444 10.5
601 - 625 467 89,560,833 13.9
626 - 650 391 89,632,254 13.9
651 - 675 399 98,227,035 15.2
676 - 700 270 73,283,193 11.3
701 - 725 160 43,952,976 6.8
726 - 750 96 26,091,346 4.0
751 - 775 43 14,331,030 2.2
776 - 800 36 10,658,952 1.7
801 - 825 2 853,543 0.1
Total: 2,903 645,684,592 100.0
Min: 464
Max: 809
Wgt Avg: 634
Number Total
of Scheduled % of
Original Balance Loans Balance Group
0.01 - 50,000.00 167 6,670,982 1.0
50,000.01 - 100,000.00 515 38,409,565 5.9
100,000.01 - 150,000.00 488 60,398,228 9.4
150,000.01 - 200,000.00 454 80,009,945 12.4
200,000.01 - 250,000.00 331 73,841,061 11.4
250,000.01 - 300,000.00 237 64,557,899 10.0
300,000.01 - 350,000.00 150 48,654,240 7.5
350,000.01 - 400,000.00 117 43,424,929 6.7
400,000.01 - 450,000.00 122 52,117,110 8.1
450,000.01 - 500,000.00 132 63,008,115 9.8
500,000.01 - 550,000.00 64 33,588,888 5.2
550,000.01 - 600,000.00 48 27,524,052 4.3
600,000.01 - 650,000.00 37 22,986,994 3.6
650,000.01 - 700,000.00 20 13,600,845 2.1
700,000.01 - 750,000.00 9 6,546,291 1.0
750,000.01 >= 12 10,345,447 1.6
Total: 2,903 645,684,592 100.0
Max: 1,150,000.00
Min: 20,000.00
Avg: 222,891.69
Number Total
of Scheduled % of
Current Mortgage Rate Loans Balance Group
5.51 - 6.00 15 4,578,402 0.7
6.01 - 6.50 58 19,153,462 3.0
6.51 - 7.00 248 78,013,953 12.1
7.01 - 7.50 352 100,269,821 15.5
7.51 - 8.00 529 140,283,692 21.7
8.01 - 8.50 380 89,708,294 13.9
8.51 - 9.00 407 90,803,670 14.1
9.01 - 9.50 218 41,031,000 6.4
9.51 - 10.00 181 33,647,160 5.2
10.01 - 10.50 105 12,820,972 2.0
10.51 - 11.00 112 11,749,588 1.8
11.01 - 11.50 92 8,557,145 1.3
11.51 - 12.00 117 8,329,121 1.3
12.01 - 12.50 54 4,547,424 0.7
12.51 - 13.00 20 1,411,723 0.2
13.01 - 13.50 10 532,964 0.1
14.01 - 14.50 1 45,321 0.0
14.51 >= 4 200,879 0.0
Total: 2,903 645,684,592 100.0
Max: 17.38
Min: 5.80
Wgt Avg: 8.22
Number Total
of Scheduled % of
Occupancy Status Loans Balance Group
Primary 2,778 623,685,326 96.6
Second Home 15 2,848,686 0.4
Investor 110 19,150,581 3.0
Total: 2,903 645,684,592 100.0
HEAT 2006-7 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jan 2, 2007 14:49 Page 2 of 3
Number Total
of Scheduled % of
Original Term to Stated Maturity Loans Balance Group
61 - 120 3 156,502 0.0
121 - 180 306 22,950,231 3.6
181 - 240 21 1,790,658 0.3
301 - 360 2,573 620,787,201 96.1
Total: 2,903 645,684,592 100.0
Max: 360.
Min: 120.
Wgt Avg: 353.
Number Total
of Scheduled % of
Remaining Term to Stated Maturity Loans Balance Group
61 - 120 4 212,413 0.0
121 - 180 305 22,894,320 3.5
181 - 240 21 1,790,658 0.3
301 - 360 2,573 620,787,201 96.1
Total: 2,903 645,684,592 100.0
Max: 357.
Min: 86.
Wgt Avg: 348.
Number Total
of Scheduled % of
State Loans Balance Group
California 752 242,812,387 37.6
Florida 496 88,580,006 13.7
New York 109 33,552,682 5.2
Washington 116 28,261,940 4.4
Arizona 131 26,538,024 4.1
Illinois 112 24,044,960 3.7
Georgia 160 20,924,032 3.2
Nevada 97 20,838,091 3.2
Virginia 74 16,331,711 2.5
Maryland 64 14,784,830 2.3
Oregon 71 12,734,391 2.0
New Jersey 46 11,833,622 1.8
Texas 79 8,568,597 1.3
Colorado 48 8,253,563 1.3
Pennsylvania 52 6,639,761 1.0
Other 496 80,985,996 12.5
Total: 2,903 645,684,592 100.0
Number Total
of Scheduled % of
Purpose Loans Balance Group
Purchase 1,693 375,910,109 58.2
Refinance - Rate Term 93 18,026,068 2.8
Refinance - Cashout 1,117 251,748,416 39.0
Total: 2,903 645,684,592 100.0
Number Total
of Scheduled % of
Documentation Type Loans Balance Group
Full 1,758 348,246,346 53.9
Reduced 708 180,704,568 28.0
Stated Income / Stated Assets 431 114,805,202 17.8
No Income / No Assets 6 1,928,477 0.3
Total: 2,903 645,684,592 100.0
Number Total
of Scheduled % of
Maximum Rate Loans Balance Group
9.51 - 13.00 329 102,164,763 19.6
13.01 - 13.50 304 86,775,369 16.7
13.51 - 14.00 371 104,736,942 20.1
14.01 - 14.50 263 65,341,370 12.6
14.51 - 15.00 283 72,084,461 13.8
15.01 - 15.50 165 38,374,101 7.4
15.51 - 16.00 128 29,084,644 5.6
16.01 - 16.50 53 10,577,305 2.0
16.51 - 17.00 43 7,309,717 1.4
17.01 - 17.50 12 2,055,983 0.4
17.51 - 18.00 9 1,459,270 0.3
18.01 >= 3 588,597 0.1
Total: 1,963 520,552,521 100.0
Max: 18.375
Min: 11.000
Wgt Avg: 14.038
Number Total
of Scheduled % of
Minimum Rate Loans Balance Group
<= 4.50 5 1,838,718 0.4
4.51 - 6.00 40 11,470,626 2.2
6.01 - 6.50 57 18,467,292 3.5
6.51 - 7.00 224 69,845,214 13.4
7.01 - 7.50 296 85,933,215 16.5
7.51 - 8.00 403 113,870,387 21.9
8.01 - 8.50 288 73,148,063 14.1
8.51 - 9.00 306 74,392,000 14.3
9.01 - 9.50 144 30,952,768 5.9
9.51 - 10.00 111 25,018,363 4.8
10.01 - 10.50 46 7,007,992 1.3
10.51 - 11.00 23 4,239,859 0.8
11.01 - 11.50 12 2,377,386 0.5
11.51 - 12.00 5 1,094,135 0.2
12.01 - 12.50 3 896,503 0.2
Total: 1,963 520,552,521 100.0
Max: 12.490
Min: 2.250
Wgt Avg: 7.967
Number Total
of Scheduled % of
Margin Loans Balance Group
0.01 - 4.00 31 10,091,328 1.9
4.01 - 4.50 38 12,662,714 2.4
4.51 - 5.00 84 27,255,058 5.2
5.01 - 5.50 428 118,315,044 22.7
5.51 - 6.00 536 147,327,961 28.3
6.01 - 6.50 424 106,344,877 20.4
6.51 - 7.00 208 52,721,479 10.1
7.01 - 7.50 95 23,189,241 4.5
7.51 - 8.00 86 16,129,129 3.1
8.01 - 8.50 26 5,183,841 1.0
8.51 - 9.00 5 571,131 0.1
9.01 - 9.50 2 760,718 0.1
Total: 1,963 520,552,521 100.0
Max: 9.38
Min: 0.13
Wgt Avg: 5.94
HEAT 2006-7 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jan 2, 2007 14:49 Page 3 of 3
Number Total
of Scheduled % of
Property Type Loans Balance Group
Single Family Residence 2,133 457,271,842 70.8
Condo 164 33,223,502 5.1
2 Family 123 33,041,311 5.1
3-4 Family 67 20,639,720 3.2
PUD 416 101,508,217 15.7
Total: 2,903 645,684,592 100.0
Number Total
of Scheduled % of
Months to Rate Reset Loans Balance Group
4 - 6 2 337,206 0.1
7 - 9 9 2,381,946 0.5
10 - 12 6 979,556 0.2
13 - 15 27 6,090,272 1.2
16 - 18 538 144,316,044 27.7
19 - 21 968 262,380,496 50.4
22 - 24 1 327,917 0.1
25 - 27 3 1,589,453 0.3
28 - 30 142 38,368,695 7.4
31 - 33 233 55,779,026 10.7
37 >= 34 8,001,910 1.5
Total: 1,963 520,552,521 100.0
Max: 56
Min: 5
Wgt Avg: 21
Number Total
of Scheduled % of
Periodic Rate Cap Loans Balance Group
1.00 1,736 463,038,192 89.0
1.50 217 54,416,687 10.5
2.00 10 3,097,642 0.6
Total: 1,963 520,552,521 100.0
Max: 2.00
Min: 1.00
Wgt Avg: 1.06
Number Total
of Scheduled % of
Initial Rate Cap Loans Balance Group
1.00 1 64,818 0.0
1.50 198 49,224,523 9.5
2.00 443 112,079,563 21.5
3.00 1,305 355,264,576 68.2
5.00 10 1,886,121 0.4
6.00 6 2,032,920 0.4
Total: 1,963 520,552,521 100.0
Max: 6.00
Min: 1.00
Wgt Avg: 2.66